Vessel Operating Expenses (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Vessel operating expenses
Vessel Operating Expenses

15. Vessel Operating Expenses

Vessel operating expenses are comprised as follows for the period July 1, 2013 to March 31, 2014:

Crew wages and related costs	5,306,441
Spares and stores	1,395,287
Lubricants	480,279
Insurance	566,021
Repairs and maintenance costs	502,424
Miscellaneous expenses	144,507
Total	8,394,959

12. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	April 1, 2013 to July 28,	Year ended March 31,
	2013	2013	2012
Crew wages and related costs	2,519,315	7,932,836	8,007,295
Spares and stores	1,284,161	1,502,111	2,143,239
Lubricants	176,502	686,375	851,829
Insurance	298,249	942,847	997,801
Repairs and maintenance costs	279,921	848,576	2,237,825
Miscellaneous expenses	80,577	126,181	172,360
Total	4,638,725	12,038,926	14,410,349